Employee expenses	12 Months Ended
Dec. 31, 2023
Employee expenses [Abstract]
Employee expenses
4. Employee expenses

	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Salary and related expenses	7,219	4,337	1,862
Social security costs	690	382	115
Shared based compensation expense	2,291	1,671	366
	10,200	6,390	2,343

Information relating to the Share Option Plan is set out in note 17 “Share-based compensation”. During the year ended December 31, 2023, $0.1 million was recognized as an expense relating to defined contribution pension plans (2022: $0.04 million).